Loans and borrowings (Details 6) ₨ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	₨ 49,098
Borrowings made during the year	66,629
Borrowings repaid during the year	(65,747)
Currency translation adjustments	699
Others	(61)
Closing balance	50,618
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	5,559	[1]
Borrowings made during the year	19,065	[1]
Borrowings repaid during the year	(158)	[1]
Currency translation adjustments	747	[1]
Others	(61)	[1]
Closing balance	25,152	[1]
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	43,539
Borrowings made during the year	47,564
Borrowings repaid during the year	(65,589)
Currency translation adjustments	(48)
Others	0
Closing balance	₨ 25,466

[1]	Including current portion.